Goodwill and Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Goodwill	$ 154	$ 154	$ 151
Amortization expense	8	8	5
Amortization period, weighted-average remaining period, in years	18 years
Minimum [Member]
Goodwill [Line Items]
Amortization period, weighted-average remaining period, in years	9 years
Maximum [Member]
Goodwill [Line Items]
Amortization period, weighted-average remaining period, in years	23 years
Natural Gas Services [Member]
Goodwill [Line Items]
Goodwill	82	82
Wholesale Propane Logistics [Member]
Goodwill [Line Items]
Goodwill	37	37
NGL Logistics [Member]
Goodwill [Line Items]
Goodwill	$ 35	$ 35